Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 187	$ 233
Recorded Investment, Total	416	484
Unpaid Principal Balance, Total	414	483
Average recorded investment, Total	443	489
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	41	24
With no related allowance recorded, Unpaid Principal Balance	40	24
Related Allowance, Total	18	13
With no related allowance recorded, Average recorded investment	37	22
With an allowance recorded, Recorded Investment	54	33
With an allowance recorded, Unpaid Principal Balance	53	32
With an allowance recorded, Average recorded investment	52	34
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	74	91
With no related allowance recorded, Unpaid Principal Balance	74	91
Related Allowance, Total	167	212
With no related allowance recorded, Average recorded investment	79	95
With an allowance recorded, Recorded Investment	238	311
With an allowance recorded, Unpaid Principal Balance	238	311
With an allowance recorded, Average recorded investment	263	312
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	8
With an allowance recorded, Recorded Investment	9	25
With an allowance recorded, Unpaid Principal Balance	9	25
With an allowance recorded, Average recorded investment	12	26
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	125	115
Recorded Investment, Total	767	758
Unpaid Principal Balance, Total	763	753
Average recorded investment, Total	824	864
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		12
With no related allowance recorded, Unpaid Principal Balance		12
Related Allowance, Total	3	3
With no related allowance recorded, Average recorded investment		21
With an allowance recorded, Recorded Investment	82	60
With an allowance recorded, Unpaid Principal Balance	82	60
With an allowance recorded, Average recorded investment	92	63
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	33	35
With no related allowance recorded, Unpaid Principal Balance	33	35
Related Allowance, Total	95	98
With no related allowance recorded, Average recorded investment	35	39
With an allowance recorded, Recorded Investment	607	608
With an allowance recorded, Unpaid Principal Balance	607	608
With an allowance recorded, Average recorded investment	657	708
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	7	8
With an allowance recorded, Recorded Investment	25	25
With an allowance recorded, Unpaid Principal Balance	21	20
With an allowance recorded, Average recorded investment	22	20
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	20	6
With an allowance recorded, Recorded Investment	20	18
With an allowance recorded, Unpaid Principal Balance	20	18
With an allowance recorded, Average recorded investment	$ 18	$ 13